Share Capital and warrants - Summary Of The Stock Option Information (Detail)	12 Months Ended
	Nov. 30, 2022 shares $ / shares	Nov. 30, 2022 shares $ / shares	Nov. 30, 2021 shares $ / shares	Nov. 30, 2021 shares $ / shares	Nov. 30, 2020 shares $ / shares	Nov. 30, 2020 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	426,571	426,571
CA$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	4,720,160	4,720,160	3,190,284	3,190,284	3,203,693	3,203,693
Weighted average remaining life	7 years 4 months 9 days
Weighted average exercise price | (per share)	$ 3.98	$ 2.96	$ 3.83	$ 3	$ 3.59	$ 2.76
Exercise Price 1 | US$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining life	9 years 18 days
Weighted average exercise price | $ / shares		$ 2.49
Exercise Price 1 | CA$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	230,000	230,000
Weighted average remaining life	18 days
Weighted average exercise price | (per share)	$ 0.38	$ 0.28
Exercise Price 1 | Top of range [member] | US$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | $ / shares		3.75
Exercise Price 1 | Top of range [member] | CA$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | (per share)	1.19	0.89
Exercise Price 1 | Bottom of range [member] | US$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | $ / shares		2.01
Exercise Price 1 | Bottom of range [member] | CA$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | (per share)	$ 0.25	$ 0.19
Exercise Price 2 | CA$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	1,298,449	1,298,449
Weighted average remaining life	6 years 5 months 26 days
Weighted average exercise price | (per share)	$ 2.79	$ 2.08
Exercise Price 2 | Top of range [member] | CA$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | (per share)	3.75	2.79
Exercise Price 2 | Bottom of range [member] | CA$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | (per share)	$ 2.01	$ 1.5
Exercise Price 3 | CA$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	2,799,382	2,799,382
Weighted average remaining life	8 years 7 months 2 days
Weighted average exercise price | (per share)	$ 4.2	$ 3.13
Exercise Price 3 | Top of range [member] | CA$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | (per share)	6	4.46
Exercise Price 3 | Bottom of range [member] | CA$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | (per share)	$ 3.76	$ 2.8
Exercise Price 4 | CA$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	273,633	273,633
Weighted average remaining life	6 years
Weighted average exercise price | (per share)	$ 7.91	$ 5.89
Exercise Price 4 | Top of range [member] | CA$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | (per share)	9	6.7
Exercise Price 4 | Bottom of range [member] | CA$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | (per share)	$ 6.01	$ 4.47
Exercise Price 5 | CA$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding	118,696	118,696
Weighted average remaining life	5 years 4 months 6 days
Weighted average exercise price | (per share)	$ 9.56	$ 7.11
Exercise Price 5 | Top of range [member] | CA$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | (per share)	10	7.44
Exercise Price 5 | Bottom of range [member] | CA$
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price | (per share)	$ 9.01	$ 6.7